7. Short term notes	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
7. Short term notes

7.	Short term notes

The Company entered into a Securities Purchase Agreement with JMJ Financial on April 13, 2016, in terms of the agreement the Company borrowed $200,000 in terms of an unsecured convertible promissory note with a maturity date of seven months from the closing date. The principal amount due under the promissory note is $220,000, inclusive of an Original Issue discount and a further 10% once-off interest charge of $20,000 is due in terms of this note. The note is only convertible upon a repayment default, at the lower of $0.03 per share of 60% of the lowest traded price over the preceding 25 day trading period. The Company also issued 3,703,700 warrants exercisable over common shares at $0.03 per share, which warrants contain a cashless exercise option, in terms of the financing arrangement.

Short term notes consist of the following at June 30, 2016:

Description	Interest Rate	Maturity	June 30, 2016

JMJ Financial
Principal	10%	November 13, 2016	220,000
Accrued interest			7,103
Unamortized debt discount			(59,982)
			167,121